Financial Instruments (Hedging Activity Reported in Accumulated Other Comprehensive Earnings (Losses) Net of Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Hedging Activity, Affecting Accumulated Other Comprehensive Income [Roll Forward]
Gain at beginning of period	$ 92	$ 15
Derivative (gains)/losses transferred to earnings	(235)	(22)	18
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	206	99	(5)
(Loss)/gain at end of period	63	92	15
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member]
Hedging Activity, Affecting Accumulated Other Comprehensive Income [Roll Forward]
Gain at beginning of period	92	15	2
Derivative (gains)/losses transferred to earnings	(235)	(22)	18
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	206	99	(5)
(Loss)/gain at end of period	$ 63	$ 92	$ 15